Annual Total Returns - Fidelity Series Emerging Markets Fund [BarChart] - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity Series Emerging Markets Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 29, 2018
Fidelity Series Emerging Markets Fund
Bar Chart Table:
Annual Return 2019	9.63%
Annual Return 2020	17.85%